Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 21,764	$ 25,646	$ 37,708	$ 26,341
Investment in term loans and interest receivable		136,061
Loan to joint venture	8,680	9,830
Long-term debt, including current portion	(609,398)	(744,634)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	21,764	25,646
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(22,900)	(25,268)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	4,026
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan to joint venture	8,680	9,830
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(609,398)	(744,634)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable		136,061
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	21,764	25,646
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(22,900)	(25,268)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	4,026
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(563,925)	(679,910)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable		$ 134,857